Profit Before Income Tax - Summary of Other Gains and Losses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Analysis of income and expense [abstract]
Net gain on financial assets mandatorily at FVTPL	$ 11,726,761	$ 357,632	$ 6,155,995	$ 10,244,928
Net loss arising on financial instruments held for trading	(1,908,202)	(58,195)	(4,295,484)	(6,137,183)
Gain on disposal of subsidiaries (Note 30)	0	0	529,721	0
Foreign exchange gains (losses), net	(5,538,433)	(168,907)	998,111	(2,459,474)
Gain on bargain purchase (Note 29)	76,715	2,340	0	0
Impairment loss on investments accounted for using the equity method (Note 14)	(42,143)	(1,285)	0	(61,206)
Gain on disposal of investments accounted for using the equity method	20,952	639	55,795	80,317
Others	14,342	438	0	0
Other gains and losses	$ 4,349,992	$ 132,662	$ 3,444,138	$ 1,667,382